Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0002076616
Registrant Name	Tailwind 2.0 Acquisition Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES